Stock Based Compensation	12 Months Ended
Dec. 31, 2013
Stock Based Compensation [Abstract]
Stock Based Compensation

Note 12 - Stock Based Compensation

The Company provides stock-based compensation to employees, directors and consultants, under the Company's 2013 Equity Incentive Plan (the "Plan"). In conjunction with the Merger, Enerpulse's former plan, the 2007 Stock Option Plan was replaced by the Plan.

The Plan permits the grant of share options and shares to the Company's employees for up to 1.5 million shares of common stock. The Company believes that such awards better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on three years of continuous service and have 10-year contractual terms. Certain option and share awards provide for accelerated vesting if there is a change in control, as defined in the Plan.

The Company estimates the fair value of the share-based awards on the date of grant using the Black-Scholes option-pricing model. Using the Black-Scholes model, the value of the award that is ultimately expected to vest is recognized over the requisite service period in the statement of operations. Option forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company attributes compensation to expense using the straight-line single option method for all options granted.

The Company's determination of the estimated fair value of share-based payment awards on the date of grant is affected by the following variables and assumptions:

•	Estimated option term - based on historical experience with existing option holders; if no historical experience exists, the Company utilizes the simplified method of determining the option term by dividing the sum of the contractual term and vesting term by two;

•	Estimated dividend rates - based on historical and anticipated dividends over the estimated life of the option;

•	Risk-free interest rates - with maturities that approximate the expected life of the options granted;

•	Estimated stock price volatility - calculated over the expected life of the options granted, which is calculated based on the historical stock price volatility of publicly-traded companies that operate a similar industry to that of the Company,

The Company utilized assumptions in the estimation of the fair value of stock options granted for the years ended December 31, 2013 and 2012 as follows: estimated option term of 2 to 6.5 years; estimated dividend rate of 0%; estimated risk-free interest rate of 1 to 2.5%; and estimated stock price volatility of 60%. Stock options granted prior to 2012 were determined to have a nominal value at the dates of grant.

The following is a summary of stock option activity:

	Shares	Exercise Price
Outstanding at
January 1, 2012	347,789	$0.91 - 1.01
Granted	134,243	$0.91 - 1.01
Exercised	-	$-
Forfeited	(6,762)	$0.91
Outstanding at
December 31, 2012	475,270	$0.91 - 1.01
Granted	204,499	$0.91 - 3.00
Exercised	-	$-
Forfeited	-	$-
Outstanding at
December 31, 2013	679,769	$0.91 - 3.00

Summarized information about stock options outstanding as of December 31, 2013 is as follows:

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.91 - 1.01	491,180	3.99	$0.94	265,232	$0.93
$3.00	188,589	9.79	$3.00	2,983	$3.00

A summary of status of the Company's non-vested stock options for the year ended December 31, 2013 is as follows:

	Nonvested Shares Under Option	Weighted Average Grant Date Fair Value

Nonvested at January 1, 2013	295,070	$0.37
Granted	204,499	$1.68
Vested	(103,482)	$0.62
Forfeited	-	$-

Nonvested at December 31, 2013	396,087	$0.94

In 2013, the Company issued 204,499 stock options to employees to purchase shares of common stock at exercise prices of $0.91 - $3.00 per option. In 2012, the Company issued 134,243 stock options to employees to purchase shares of common stock at exercise prices of $0.91 - $1.01 per option. The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2013 was approximately $1,013,000 and $547,000, respectively.

The weighted average grant date fair value of options granted during the years ended December 31, 2013 and 2012 were $1.68 and $0.51, respectively. No options were exercised during the years ended December 31, 2013 and 2012.

In July 2012, the Company approved the modification of all then outstanding options to reduce the exercise price to $0.91 per option. The modification of the terms of these options resulted in incremental compensation expense of approximately $22,000, which has been recorded in 2012.

The Company recorded compensation expense related to employee stock options of $70,156 and $18,000 for the years ended December 31, 2013 and 2012, respectively. As of December 31, 2013, the Company had approximately $367,000 of unrecognized compensation cost related to stock options that is to be recognized over a weighted average period of 1.91 years.